Stockholders' Equity (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2026	Sep. 29, 2025	Jan. 01, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 21, 2026
Stockholders’ Equity [Line Items]
Price per share								$ 8
Vote per share						one		one
Reverse stock split	one-for-ten	one-for-5.92						On August 18, 2025, the Company’s Board of Directors approved, and in September 2025 a majority of the Company’s common stockholders approved by written consent, a reverse stock split of the Company’s common stock at a ratio of one-for-5.92 (1:5.92) shares (the “Reverse Split”), which became effective on September 29, 2025.
Aggregate stated value				$ 9,375,000		$ 9,375,000
Sale price percent				80.00%		80.00%
Trading days						5 days
Convertible price per share				$ 1		$ 1
Beneficial percent				4.99%		4.99%
Stock-based compensation expense				$ 61,246	$ 48,925	$ 107,425	$ 102,698	$ 1,353,489	$ 269,669
Estimated security asset value								$ 65,514,000	$ 59,558,000
Estimated volatility								108.80%	80.00%	80.00%
Option term			7 years 11 months 15 days					7 years 11 months 23 days	7 years 6 months 10 days
Percentage of discount rate									0.85%	0.85%
Percentage of discount for lack of marketability								40.00%
Fair value									$ 23.1	$ 21.3
Board of Directors [Member]
Stockholders’ Equity [Line Items]
Price per share									$ 21.3
Shares issued upon services								5,198	6,758
Stock-based compensation expense								$ 120,000	$ 144,000
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Price per share				$ 0.0001		$ 0.0001
Convertible preferred stock, shares authorized				60,500,000		60,500,000		60,500,000
Par value per share				$ 0.0001		$ 0.0001
Common Stock [Member]
Stockholders’ Equity [Line Items]
Price per share				$ 0.0001		$ 0.0001
Reverse stock split		On September 29, 2025, the Company effected a one-for-5.92 (1:5.92) reverse stock split of its common stock (the “2025 Reverse Split”). The 2025 Reverse Split was approved by the Board of Directors on August 18, 2025 and by the Company’s stockholders by written consent in September 2025. The 2025 Reverse Split was implemented in connection with the Company’s planned listing on the Nasdaq Capital Market and did not affect the number of authorized shares of common stock.						every 5.92 shares of the Company’s issued and outstanding common stock were automatically combined into one issued and outstanding share.
Number of shares conversion						572,651
Shares issued upon services				27,931
Series A Preferred converted Shares of Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of shares conversion						111,358
Third-party [Member]
Stockholders’ Equity [Line Items]
Price per share								$ 23.1
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Reverse stock split								1:59.20
Convertible preferred stock, shares authorized				8,000,000		8,000,000		8,000,000	8,000,000
Par value per share				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Liquidation price								$ 76.96	$ 76.96
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock, shares authorized				52,500,000		52,500,000		52,500,000	52,500,000
Par value per share				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Percentage of rate								8.00%
Gross proceeds								$ 5,000,000
Liquidation price								$ 62.16	$ 62.16
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Liquidation price								$ 62.16
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Par value per share				$ 10		$ 10
Convertible preferred stock											937,500
Percentage of issue discount for gross proceeds						20.00%
Gross proceeds						$ 7,500,000
Net proceeds				$ 6,800,000		$ 6,800,000
Percentage of rate						12.00%
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued upon services
Series B convertible preferred shares including the cumulative dividends [Member]
Stockholders’ Equity [Line Items]
Total accumulated dividends								$ 9,974,339
Fair Value of Common Stock [Member]
Stockholders’ Equity [Line Items]
Option term									3 years	3 years